Document and Entity Information	May 07, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001036044
Document Type	8-K
Document Period End Date	May 07, 2025
Entity Registrant Name	IDENTIV, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-29440
Entity Tax Identification Number	77-0444317
Entity Address, Address Line One	1900-B Carnegie Avenue
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92705
City Area Code	(949)
Local Phone Number	250-8888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	INVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false